Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Text Block [Abstract]
Prepaid Expenses and Other Current Assets

(4) Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Prepaid LNG	$227	$367
Prepaid insurance	199	174
Other Receivables	79	672
Deposits	573	578
Other	328	324

	$1,406	$2,115

(6) Prepaid Expenses and Other Current Assets

The Company’s prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2018	2017
Prepaid LNG	$367	$155
Prepaid insurance	174	310
Other Receivables	672	148
Deposits	578	269
Other	324	72

	$2,115	$954